Intangible assets, net - Estimated amortization expenses for intangible assets (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Intangible assets, net
2023	¥ 22,911
2024	14,524
2025	6,847
2026	579
2027	¥ 0